4. EQUIPMENT AND TOOLING, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
3. Equipment and Tooling, net

Equipment and tooling consisted of the following:

	December 31,	September 30,
	2011	2011
Equipment	$149,514	$146,170
Tooling	124,299	124,299
	273,813	270,469
Accumulated deprcciation	(141,863)	(125,217)
	$131,950	$145,252

Depreciation expense was $16,646 and $992 for the three months ended December 31, 2011 and 2010, respectively.

4. EQUIPMENT AND TOOLING, NET

Equipment and tooling consist of the following:

At September 30,	2011	2010
Equipment	$146,170	$44,369
Tooling	124,299	65,539
	270,469	109,908
Accumulated depreciation	(125,217)	(101,817)
	$145,252	$8,091

Depreciation expense was $23,400 and $231 for the years ended September 30, 2011 and 2010, respectively.